As filed with the Securities and Exchange Commission on February 15, 2019

File No. 333-175410

File No. 811-22578

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.
Post-Effective Amendment No. 15	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 18	[X]

VERICIMETRY FUNDS

(Exact name of Registrant as Specified in Charter)

1968 North Lake Avenue, #303

Altadena, CA 91001

(Address of Principal Executive Office)

(805) 570-1086

(Registrant's Telephone Number, including Area Code)

Mendel Fygenson President

Vericimetry Funds

1968 North Lake Avenue, #303

Altadena, CA 91001

(Name and address of agent for Service)

Copies of Communications to:

Michael V. Wible

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH 43215

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to Rule 485(b).
[X]	on February 15, 2019 pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	60 days after filing pursuant to Rule 485 (a)(1).
[ ]	75 days after filing pursuant to Rule 485 (a)(2).
[ ]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of Altadena, State of California, on this 15th day of February 2019.

VERICIMETRY FUNDS

By:	/s/ Mendel Fygenson
Name:	Dr. Mendel Fygenson
Title:	Chairman, President, Secretary, & Trustee

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Name	Title	Date

/s/ Mendel Fygenson	Chairman, President, Secretary & Trustee	February 15, 2019
Dr. Mendel Fygenson

/s/ Michael Thill	Treasurer	February 15, 2019
Michael Thill

Trustees

Brian K. Wing*	Trustee	February 15, 2019
Brian K. Wing

Chad Lasdon*	Trustee	February 15, 2019
Chad Lasdon

Paul Karapetian*	Trustee	February 15, 2019
Paul Karapetian

*By	/s/ Mendel Fygenson
Dr. Mendel Fygenson, pursuant to Powers of Attorney, previously filed with Post-Effective Amendment No. 9 and Post-Effective Amendment No. 10 to the Registrant's Registration Statement and incorporated herein by reference.

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Exhibit Index

Exhibit No.	Description of Exhibits
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CALC	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

SK 27340 0002 1356909

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